Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets (CHF million)
Cash and Due from Banks	724	527
Interest-bearing deposits with banks	309	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	96,587
Securities received as collateral	21,611	22,800
Trading assets	235,636	229,736
Investment securities	2,028	1,627
Other investments	5,243	7,590
Loans	19,897	19,457
Other intangible assets (mortgage servicing rights)	66	42
Other assets	31,272	31,518
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	20,881	21,098
Trading assets	132,867	122,592
Investment securities	1,584	1,165
Other investments	84	283
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	4,102	4,861
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	159,518	149,999
Less other investments - equity at fair value attributable to noncontrolling interests	(80)	(246)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	159,438	149,753
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	84	283
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	177	409
Trading assets	39,520	41,829
Investment securities	1,583	1,164
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	38,953	40,199
Investment securities	1,584	1,162
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	69	14
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,704	20,689
Trading assets	81,567	70,463
Investment securities	1	1
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,808	6,610
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,165	1,065
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	210	8
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	6,138	5,278
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,972	3,690
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	724	527
Interest-bearing deposits with banks	309	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,517	96,383
Securities received as collateral	730	1,702
Trading assets	557,516	637,356
Investment securities	441	460
Other investments	269	344
Loans	11,299	11,459
Loans - of which commercial and industrial	5,521	6,302
Loans - of which financial institutions	4,842	4,484
Other intangible assets (mortgage servicing rights)	0	0
Other assets	21,980	21,426
Other assets - of which loans held-for-sale	13,300	12,770
Total assets at fair value	679,785	769,968
Less other investments - equity at fair value attributable to noncontrolling interests	(132)	(149)
Less assets consolidated under ASU 2009-17	(7,862)	(8,996)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	671,791	760,823
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	159	289
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	119	174
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	110	55
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	82	15
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	698	1,592
Trading assets	60,960	63,217
Investment securities	339	362
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	5,224	6,980
Investment securities	0	2
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	655	1,558
Trading assets	24,522	24,267
Investment securities	279	262
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,794	23,343
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,122	5,255
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,232	3,305
Investment securities	59	100
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	32	110
Trading assets	6,100	5,777
Investment securities	102	98
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	485,238	563,882
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	390,381	444,187
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	43,163	60,732
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	23,641	28,941
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	24,587	25,662
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	5,218	4,480
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69	204
Securities received as collateral	0	0
Trading assets	13,481	13,710
Investment securities	3	2
Other investments	4,890	6,963
Loans	8,598	7,998
Loans - of which commercial and industrial	5,699	5,309
Loans - of which financial institutions	1,572	1,322
Other intangible assets (mortgage servicing rights)	66	42
Other assets	5,923	6,159
Other assets - of which loans held-for-sale	5,242	5,615
Total assets at fair value	33,030	35,078
Less other investments - equity at fair value attributable to noncontrolling interests	(752)	(2,781)
Less assets consolidated under ASU 2009-17	(2,079)	(2,458)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	30,199	29,839
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,239	3,339
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	567	2,230
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	323	392
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	312	329
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,723	1,632
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,723	1,631
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,605	1,600
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	4,600	5,069
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	305	230
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1,774	2,128
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	548	436
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	334	417
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,369	1,567
Investment securities	0	0
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	674	595
Investment securities	3	2
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	5,125	5,217
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,713	1,574
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	390	484
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	932	1,240
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,097	1,138
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,082	2,829
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(468,228)	(543,922)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(733)	(928)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(468,961)	(544,850)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(468,961)	(544,850)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(468,228)	(543,922)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	724	527
Interest-bearing deposits with banks	309	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	96,587
Securities received as collateral	21,611	22,800
Trading assets	235,636	229,736
Investment securities	2,028	1,627
Other investments	5,243	7,590
Loans	19,897	19,457
Loans - of which commercial and industrial	11,220	11,611
Loans - of which financial institutions	6,414	5,806
Other intangible assets (mortgage servicing rights)	66	42
Other assets	31,272	31,518
Other assets - of which loans held-for-sale	18,542	18,385
Total assets at fair value	403,372	410,195
Less other investments - equity at fair value attributable to noncontrolling interests	(964)	(3,176)
Less assets consolidated under ASU 2009-17	(9,941)	(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	392,467	395,565
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,239	3,339
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	567	2,230
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	482	681
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	431	503
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,917	1,970
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,805	1,646
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,605	1,600
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	875	2,001
Trading assets	105,080	110,115
Investment securities	1,922	1,526
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	44,482	47,409
Investment securities	1,584	1,164
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	655	1,558
Trading assets	26,365	26,409
Investment securities	279	262
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	24,342	23,779
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,456	5,672
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,601	4,872
Investment securities	59	100
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,736	20,799
Trading assets	88,341	76,835
Investment securities	106	101
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	30,943	31,787
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,272	10,999